Interest expense (Tables)	6 Months Ended
Jun. 30, 2025
Interest Expense [Abstract]
Schedule of Interest Expense

		Six months ended June 30,
	Note	2025	2024
		$	$
Debenture interest	21	4,851,367	2,170,468
Interest accretion on deferred consideration	23	-	157,999
Interest accretion on lease liability	20	26,954	35,005
Other interest expenses		1,522	873
Total interest expense		4,879,843	2,364,345